Share capital	12 Months Ended
Dec. 31, 2017
Disclosure of share capital, reserves and other equity interest [Abstract]
Disclosure of share capital, reserves and other equity interest
Share capital

The Company’s authorized share capital consists of an unlimited number of common shares and an unlimited number of preferred shares. At December 31, 2017, the Company had 980,932,908 common shares outstanding, including 1,705,000 common shares being held in trust under the Company’s Incentive Plan (described below). No preferred shares were outstanding.

During 2017, the Company received $25.7 million (2016 - $39.8 million) pursuant to the exercise of 13.3 million (2016 – 19.5 million) stock options.

During the year ended December 31, 2016, the Company issued approximately 14.8 million shares for proceeds of $44.2 million net of transaction costs of $2.0 million under the Company’s At-The-Market offering.

During the year ended December 31, 2016, 1 million common shares were awarded from the trust under the Incentive Plan. In connection with the award, the Company recorded a share-based payments expense of $2.1 million (the market value of the shares on the date of the award).

Stock options

During 2017, approximately 23.0 million stock options were granted to employees and directors with exercise prices ranging from Cdn. $3.27 to Cdn. $4.05 per share. These stock options have a term of five years and vest over a period of up to three years. The estimated fair value when granted of these options totalling $26.6 million is being recognized over the vesting period. The fair value was calculated using the Black-Scholes option pricing model based on a risk-free annual interest rate of up to 1.3%, an expected life of up to 3 years, an expected volatility ranging from 61% to 62%, and a dividend yield rate of nil.

During 2016, approximately 15.4 million stock options were granted to employees and directors with exercise prices ranging from Cdn. $1.12 to Cdn. $3.45 per share. These stock options have a term of five years and vest over a period of up to three years. The estimated fair value when granted of these options totalling $7.3 million is being recognized over the vesting period. The fair value was calculated using the Black-Scholes option pricing model based on a risk-free annual interest rate of up to 0.7%, an expected life of up to 3 years, an expected volatility of approximately 60% to 63%, and a dividend yield rate of nil.

Option pricing models require the input of highly subjective assumptions regarding the expected volatility. Changes in assumptions can materially affect the fair value estimate.

For the year ended December 31, 2017, share-based payments expense, relating to the vesting of stock options, was $13.8 million (2016 - $7.9 million), net of $3.4 million (2016 - $1.1 million) capitalized to mining interests.

A summary of changes to stock options outstanding is as follows:

	Number of outstanding options	Weighted- average exercise price
	(‘000’s)	(in Cdn.$)

Outstanding at December 31, 2015	59,124	2.69
Granted	15,446	1.52
Exercised	(19,458)	2.66
Forfeited or expired	(4,702)	3.72
Outstanding at December 31, 2016	50,410	2.24
Granted	22,968	3.65
Exercised	(13,708)	2.54
Forfeited or expired	(2,068)	3.27
Outstanding at December 31, 2017	57,602	2.70

During 2017, 13.7 million (2016 – 19.5 million) stock options were exercised. The weighted average share price at the time of exercise was Cdn. $3.87 (2016 – Cdn. $3.73).

Stock options outstanding and exercisable as at December 31, 2017 are as follows:

Range of exercise prices (in Cdn.$)	Number of outstanding options (‘000’s)	Weighted- average years to expiry	Weighted-average exercise price (in Cdn.$)	Number of exercisable options (‘000’s)	Weighted-average exercise price (in Cdn.$)

0.84 – 0.99	211	0.62	0.84	211	0.84
1.00 – 1.99	9,805	3.09	1.13	4,682	1.13
2.00 – 2.99	16,434	2.14	2.09	12,760	2.09
3.00 – 3.99	31,077	3.63	3.52	12,123	3.34
4.00 – 4.99	75	4.10	4.05	25	4.05
	57,602	3.10	2.70	29,801	2.44

Subsequent to December 31, 2017, the Company issued 1.7 million shares for proceeds of $3.4 million upon the exercise of stock options.

Restricted share unit plan

On May 6, 2011, the Company’s Board of Directors approved a Restricted Share Unit Plan (the “RSU Plan”) whereby restricted share units (“RSUs”) may be granted to directors, executive officers and employees of the Company. Adoption of the RSU Plan was part of the Company’s continuing effort to build upon and enhance long term shareholder value. The RSU Plan reflects the Company’s commitment to a long term incentive compensation structure that aligns the interests of its directors, executive officers and employees with the interests of its shareholders. Once vested, each RSU is redeemable for one common share entitling the holder to receive the common share for no additional consideration.

During the year ended December 31, 2017, the Company granted approximately 1.8 million (2016 – 2.1 million) RSUs to executive officers and employees of the Company. One-third of the RSUs vested immediately on the day of grant, another one-third will vest one year from the grant date with the remainder vesting two years from the grant date. The total estimated fair value of the RSU granted was approximately $5.1 million (2016 - $3.3 million) based on the market value of the Company’s shares at the grant date. The fair value of each RSU is recorded as a share-based payments expense (and either charged to operations or capitalized to mining interests) over the vesting period.

For the year ended December 31, 2017, share-based payments expense, relating to the vesting of RSUs, was $3.6 million (2016 - $3.7 million), net of $0.3 million (2016 - $0.1 million) capitalized to mining interests.

Summary of changes to RSUs outstanding:

Number of outstanding RSUs
(‘000’s)

Outstanding at December 31, 2015	1,716
Granted	2,054
Vested and converted to common shares	(2,533)
Outstanding at December 31, 2016	1,237
Granted	1,793
Vested and converted to common shares	(1,760)
Outstanding at December 31, 2017	1,270

Incentive plan

On June 29, 2007, the Company established the B2Gold Incentive Plan (the “Incentive Plan”) for the benefit of directors, officers, employees and service providers of the Company and issued to the trustees of the Incentive Plan options to acquire 4.955 million common shares. On October 12, 2007, following the exercise of these options, an aggregate of 4.955 million common shares were issued to and paid for by the trustees of the Incentive Plan. These shares were held in trust by the trustees pursuant to the terms of the Incentive Plan. The Company is required under IFRS to consolidate the trust. The Company recognizes a share-based compensation expense with respect to these incentive shares, when these shares are granted to the ultimate beneficiaries by the trust.

During the year ended December 31, 2016, 1 million common shares were awarded from the trust under the Incentive Plan. In connection with the award, the Company recorded a share-based payments expense of $2.1 million (the market value of the shares on the date of the award).

Deferred share unit plan

During the year ended December 31, 2017, the Company established a Deferred Share Unit plan (the "DSU plan") for the benefit of the directors of the Company. Pursuant to the plan, eligible directors can elect to receive all or part of their total cash compensation in the form of deferred share units ("DSUs"). The number of DSUs granted to an eligible director is determined by dividing the portion of the compensation to be paid in DSUs by the volume weighted average trading price of the common shares on the stock exchange on which the majority of the volume of trading of the shares occurred over the relevant period for the five trading days immediately preceding the date of grant. In addition, the Board may, at its discretion, grant additional DSUs to plan participants. Each eligible director will be required to hold DSUs received until the eligible director ceases to be a director of the Company, following which the DSUs will be settled in cash.

On December 13, 2017, the Company issued 225,000 DSUs with a fair market value of $0.6 million to directors of the Company.

Earnings per share

The following is the calculation of diluted net income for the year:

	2017	2016
	$	$

Basic and diluted net income for the year (attributable to shareholders of the Company)	$56,852	$39,131

The following is the calculation of diluted weighted average number of shares outstanding for the year:

	2017	2016
	$	$

Basic weighted average number of shares outstanding (in thousands)	976,366	941,737

Effect of dilutive securities:
Stock options	14,627	12,638
Restricted share units	420	770
Diluted weighted average number of shares outstanding (in thousands)	991,413	955,145

The following is the basic and diluted earnings per share:

	2017	2016
	$	$

Earnings per share (attributable to shareholders of the Company)
Basic	$0.06	$0.04
Diluted	$0.06	$0.04